SCHEDULE OF INTANGIBLE ASSETS (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Core deposit intangible	$ 140	$ 140
Accumulated amortization	(42)	(28)
Net carrying value	$ 98	$ 112